Costs and expenses by nature (Details) - Cost Of Sale [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Raw material, products for resale, materials and third-party services (1)	$ (23,858)	$ (32,354)	$ (20,869)
Depreciation, depletion and amortization	(10,779)	(10,514)	(9,277)
Production taxes	(12,108)	(14,953)	(11,136)
Employee compensation	1,690	1,665	1,882
Total	$ (48,435)	$ (59,486)	$ (43,164)